Intangible assets, net (Details 3)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY
Year ending June 30, 2014	$ 976,837	5,995,239
Year ending June 30, 2015	941,987	5,781,350
Year ending June 30, 2016	938,819	5,761,906
Year ending June 30, 2017	882,334	5,415,239
Year ending June 30, 2018	$ 882,334	5,415,239